Components Of Long-Term Debt (Parenthetical) (Detail)	Dec. 31, 2012 6.25% Senior Notes Due 2017	Aug. 21, 2012 6.25% Senior Notes Due 2017	Dec. 31, 2012 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2011 12 3/4% Senior Secured Notes Due 2014	Dec. 31, 2012 12 1/2% Senior Notes Due 2016	Dec. 31, 2011 12 1/2% Senior Notes Due 2016	Dec. 31, 2012 14 1/4% Senior Secured Notes Due 2015	Dec. 31, 2011 14 1/4% Senior Secured Notes Due 2015
Debt Instrument [Line Items]
Senior notes, maturity year	2017	2017	2014		2016		2015
Interest rate of the debt instruments	6.25%	6.25%	12.75%	12.75%	12.50%	12.50%	14.25%	14.25%